Advances for Vessels	12 Months Ended
Dec. 31, 2021
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessels	Advances for Vessels
Advances for vessels are comprised of the following:

Balance, January 1, 2020	$19,294
Additions for advances, including capitalized expenses and interest	49,097
Transferred to vessel cost (refer to Note 4)	(59,265)
Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	109,694
Transferred to vessel cost (refer to Note 4)	(62,336)
Balance, December 31, 2021	$56,484

Advances paid for vessels represent advances paid for vessel acquisitions, vessels under construction and vessel improvements and comprise payments of instalments that were due to the respective shipyard or third-party sellers, capitalized interest, certain capitalized expenses and expenditures for major improvements and regulatory compliance. During the years ended December 31, 2020 and December 31, 2021, such payments were made for the following vessels:

•During the year ended December 31, 2020: advances for Troodos Oak, Hull 1381, Hull 11013, BWTS and Scrubbers retrofitting and improvements for several vessels; and
•During the year ended December 31, 2021: advances for Hull 1381, Hull 11013, Hull 11042, Hull 11043, Hull 11064, Hull 11065, Hull 11067, Hull 11081, Hull 1392, Paraskevi 2, Koulitsa 2, and Venus Harmony and BWTS and Scrubbers retrofitting and improvements for several vessels.